Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 390,014	$ 648,885
Restricted cash	17,552	21,931
Investments in marketable equity securities and other investments	557,153	448,241
Accounts receivable, net	620,319	615,101
Income taxes receivable	23,901	41,635
Inventories and contracts in progress	60,612	34,818
Other current assets	66,253	60,735
Total Current Assets	1,735,804	1,871,346
Property, Plant and Equipment, Net	259,358	233,664
Investments in Affiliates	128,590	58,806
Goodwill, Net	1,299,710	1,122,954
Indefinite-Lived Intangible Assets	102,195	66,026
Amortized Intangible Assets, Net	237,976	107,939
Prepaid Pension Cost	1,056,777	881,593
Deferred Income Taxes	15,367	17,246
Deferred Charges and Other Assets	102,046	73,096
Total Assets	4,937,823	4,432,670
Current Liabilities
Accounts payable and accrued liabilities	526,323	500,726
Deferred revenue	339,454	312,107
Income taxes payable	6,109	0
Current portion of long-term debt	6,726	6,128
Total Current Liabilities	878,612	818,961
Postretirement Benefits Other Than Pensions	20,865	21,859
Accrued Compensation and Related Benefits	193,024	195,910
Other Liabilities	65,977	65,554
Deferred Income Taxes	362,701	379,092
Mandatorily Redeemable Noncontrolling Interest	10,331	12,584
Long-Term Debt	486,561	485,719
Total Liabilities	2,018,071	1,979,679
Commitments and Contingencies (Notes 18 and 19)
Redeemable Noncontrolling Interests	4,607	50
Preferred Stock, $1 par value; 977,000 shares authorized, none issued	0	0
Common Stockholders’ Equity
Capital in excess of par value	370,700	364,363
Retained earnings	5,791,724	5,588,942
Accumulated other comprehensive income, net of taxes
Cumulative foreign currency translation adjustment	6,314	(26,998)
Unrealized gain on available-for-sale securities	194,889	92,931
Unrealized gain on pensions and other postretirement plans	334,536	170,830
Cash flow hedge	(184)	(277)
Cost of 14,495,506 and 14,423,564 shares of Class B common stock held in treasury	(3,802,834)	(3,756,850)
Total Equity	2,915,145	2,452,941
Total Liabilities and Equity	4,937,823	4,432,670
Class A Common Stock [Member]
Common Stockholders’ Equity
Common stock	964	964
Class B Common Stock [Member]
Common Stockholders’ Equity
Common stock	$ 19,036	$ 19,036